Beskauga Option Agreement (Details) - USD ($)			12 Months Ended
	Mar. 19, 2021	Aug. 12, 2020	Oct. 31, 2023
Beskauga Option Agreement (Details) [Line Items]
Ownership interest		100.00%
Payment for purchase of assets	$ 1,367,668
Common stock issued as purchase consideration (in Shares)	36,000,000
Expenditures incurred			$ 9,910,000
Cumulative expenditure			$ 10,000,000
Percentage of bonus payments			20.00%
Percentage of remaining bonus payments			80.00%
Percentage of bonus payments payable in shares			50.00%
Beskauga Property [Member]
Beskauga Option Agreement (Details) [Line Items]
Option agreement payment			$ 15,000,000
Beskauga Main Project [Member]
Beskauga Option Agreement (Details) [Line Items]
Option agreement payment			13,500,000
Beskauga South Project [Member]
Beskauga Option Agreement (Details) [Line Items]
Option agreement payment			$ 1,500,000